25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through other comprehensive income	R$ 19,285	R$ 16,398
Financial assets, fair value through profit and loss	2,679,427	4,607,650
Total	2,725,390	4,748,818
Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	1,527,991	877,582
Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	1,197,399	3,871,236
Derivatives [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	245,315	182,339
Financial liabilities, fair value through profit and loss	(153,615)	(235,035)
Derivatives [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss
Financial liabilities, fair value through profit and loss
Derivatives [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	245,315	182,339
Financial liabilities, fair value through profit and loss	(153,615)	(235,035)
Investment Funds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	20,301	3,721
Investment Funds [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	20,301	3,721
Investment Funds [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss
Financial Treasury Bills [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	396,994	295,699
Financial Treasury Bills [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	396,994	295,699
Financial Treasury Bills [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss
Credit Linked Notes [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through other comprehensive income	19,285	16,398
Credit Linked Notes [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through other comprehensive income	19,285	16,398
Credit Linked Notes [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through other comprehensive income
Stocks [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through other comprehensive income	26,678	139,469
Stocks [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through other comprehensive income	26,678	139,469
Stocks [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through other comprehensive income
Savings Account and Overnight [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	689,874	401,145
Savings Account and Overnight [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	689,874	401,145
Savings Account and Overnight [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss
Term Deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	374,859	21,150
Term Deposits [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	374,859	21,150
Term Deposits [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss
Bank Deposit Certificates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	879,758	3,720,708
Bank Deposit Certificates [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss
Bank Deposit Certificates [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	879,758	3,720,708
Trade Accounts Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	225,941	203,224
Trade Accounts Receivable [Member] | Level 1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss
Trade Accounts Receivable [Member] | Level 2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, fair value through profit and loss	R$ 225,941	R$ 203,224